Goodwill and Other Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of changes in the carrying amount of goodwill
The changes in the carrying amount of goodwill were as follows (in thousands):

December 31,	2021	2020
Opening Balance	$132,307	$121,708
Foreign currency translation	(9,502)	10,599

Goodwill	$122,805	$132,307

Summary of detail of intangible assets
The detail of intangible assets is as follows (in thousands):

December 31, 2021
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted-Average Remaining Life (Years)
Developed technology	$12,043	$(6,423)	$5,620	2.3
Customer relationships	32,932	(19,698)	13,234	2.2
Trade names	331	(331)	—	—

Total	$45,306	$(26,452)	$18,854	2.2

December 31, 2020
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted-Average Remaining Life (Years)
Developed technology	$13,695	$(4,651)	$9,050	3.2
Customer relationships	35,401	(14,271)	21,124	3.2
Trade names	862	(484)	378	0.5

Total	$49,958	$(19,406)	$30,552	3.2

Summary of expected future amortization expense for intangible assets	Expected future amortization expense for intangible assets as of December 31, 2021 is as follows (in thousands):

Year ending December 31,
2022	$8,372
2023	7,861
2024	2,621

Total	$18,854